Summary of Employee Share Option Activity (Detail) - 2010 Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Number of options
Outstanding, beginning balance | shares	1,699,186
Exercised (in shares) | shares	(219,972)
Outstanding, ending balance | shares	1,479,214	1,699,186
Vested and expected to vest at December 31, 2018 | shares	1,479,214		1,479,214
Exercisable as of December 31, 2018 | shares	1,479,214		1,479,214
Weighted average exercise price
Outstanding, beginning balance | $ / shares	$ 0.49
Exercised | $ / shares	0.31
Outstanding, ending balance | $ / shares	0.51	$ 0.49
Vested and expected to vest at December 31, 2018 | $ / shares	0.51
Exercisable as of December 31, 2018 | $ / shares	$ 0.51
Weighted average remaining contractual term
Outstanding, December 31, 2018	2 years 2 months 12 days	3 years 6 months
Vested and expected to vest at December 31, 2018	2 years 2 months 12 days
Exercisable as of December 31, 2018	2 years 2 months 12 days
Aggregate intrinsic value
Outstanding, December 31, 2018	$ 1,370		¥ 9,419
Vested and expected to vest at December 31, 2018 | $	1,370
Exercisable as of December 31, 2018 | $	$ 1,370